Goodwill and Other Intangible Assets - Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 958	$ 972
Accumulated amortization	(523)	(519)
Intangibles, net	435	453
Total intangible assets, gross	980	994
Indefinite-lived trade names and trademarks	22	22
Total intangible assets, net	457	475
Computer software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	221	217
Accumulated amortization	(187)	(185)
Intangibles, net	34	32
Patents and licenses
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	66	66
Accumulated amortization	(66)	(66)
Intangibles, net	0	0
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	671	689
Accumulated amortization	(270)	(268)
Intangibles, net	$ 401	$ 421